CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net revenues
Sales of products	$ 213,066	¥ 17,511,916	¥ 17,820,520	¥ 17,724,729
Financing operations	13,040	1,071,737	1,173,168	1,226,244
Total	226,106	18,583,653	18,993,688	18,950,973
Costs and expenses
Cost of products sold	192,188	15,795,918	15,985,783	15,971,496
Cost of financing operations	7,211	592,646	629,543	712,301
Selling, general and administrative	22,380	1,839,462	1,910,083	2,119,660
Total costs and expenses	221,779	18,228,026	18,525,409	18,803,457
Operating income	4,327	355,627	468,279	147,516
Other income (expense)
Interest and dividend income	1,215	99,865	90,771	78,224
Interest expense	(279)	(22,922)	(29,318)	(33,409)
Foreign exchange gain, net	452	37,105	14,305	68,251
Other income (loss), net	(448)	(36,802)	19,253	30,886
Total other income (expense)	940	77,246	95,011	143,952
Income before income taxes and equity in earnings of affiliated companies	5,267	432,873	563,290	291,468
Provision for income taxes	3,191	262,272	312,821	92,664
Equity in earnings of affiliated companies	2,405	197,701	215,016	45,408
Net income	4,481	368,302	465,485	244,212
Less: Net income attributable to noncontrolling interests	(1,031)	(84,743)	(57,302)	(34,756)
Net income attributable to Toyota Motor Corporation	$ 3,450	¥ 283,559	¥ 408,183	¥ 209,456
Net income attributable to Toyota Motor Corporation per share
- Basic	$ 1.10	¥ 90.21	¥ 130.17	¥ 66.79
- Diluted	$ 1.10	¥ 90.20	¥ 130.16	¥ 66.79
Cash dividends per share	$ 0.61	¥ 50.00	¥ 50.00	¥ 45.00